united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23780

CrowdStreet REIT I, Inc.

(Exact name of registrant as specified in charter)

98 San Jacinto Blvd, Suite 400, Austin TX 78701

(Address of principal executive offices)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and Address of Agent for Service)

Copy to:

Shaun Reader

Curtis, Mallet-Prevost, Colt & Mosle LLP

101 Park Avenue

New York, New York 10178

(212) 696-6000

Registrant's telephone number, including area code: (971) 803-3110

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2023

Item 1. Reports to Stockholders.

(a)

CROWDSTREET REIT I, INC.

Semi-Annual Report

June 30, 2023

CrowdStreet Advisors, LLC

98 San Jacinto Blvd, Suite 400

Austin, TX 78701

(971) 803-3110

funds@crowdstreet.com

CROWDSTREET REIT I, INC. SCHEDULE OF INVESTMENTS June 30, 2023 (Unaudited)
PRIVATE REAL ESTATE INVESTMENTS — 71.05%	Shares	Value
Multi-Family Residential — 56.58%
Brixton Atlee TIC, LP (a)(b)(c)(d)	—	$2,500,000
CS Dalan Investors, LLC (a)(b)(c)(d)	—	2,500,000
Kernan Partners, LLC (a)(b)(c)(d)	—	4,967,000
KV Aventura Holdings, LLC (a)(b)(c)(d)	—	2,000,000
Locale Investor, LLC (a)(b)(c)(d)	—	2,000,000
915 Division CrowdStreet Investors, LLC (a)(b)(c)(d)(e)	—	5,400,000
North Park Titleholder, LLC (a)(b)(c)(d)	—	4,100,000
		23,467,000
Industrial — 14.47%
HIP CS Investors, LLC (a)(b)(c)(d)	—	4,000,000
Rhino MT Andover, LLC (a)(b)(c)(d)	—	2,000,000
		6,000,000
Office Space — 0.00%
ONH AFS CS Investors, LLC (a)(b)(c)(d)	—	—

TOTAL PRIVATE REAL ESTATE INVESTMENTS (Cost $31,650,000)		29,467,000

TOTAL INVESTMENTS (Cost $31,650,000) — 71.05%		$29,467,000

Other Assets in Excess of Other Liabilities — 28.95%		12,009,302

NET ASSETS — 100.00%		$41,476,302

(a)	Non-income producing security.
(b)	Level 3 security fair valued using significant unobservable inputs.
(c)	Restricted security.
(d)	Investment does not issue shares.
(e)	CrowdStreet Inc. and subsidiaries do not have an economic interest in this entity.
See accompanying notes to financial statements.

CROWDSTREET REIT I, INC. STATEMENT OF ASSETS AND LIABILITIES June 30, 2023 (Unaudited)
ASSETS
Investments in securities:
At cost	$31,650,000
At value	$29,467,000
Cash	12,785,429
Escrow deposit for investment	2,500,000
Interest receivable	55,821
TOTAL ASSETS	44,808,250

LIABILITIES
Deferred subscriptions (a)	1,665,000
Accrued management fees	781,141
Accrued investor servicing fees	260,380
Payable to Directors	76,667
Other accrued expenses	548,760
TOTAL LIABILITIES	3,331,948

NET ASSETS	$41,476,302

NET ASSETS CONSIST OF:
Paid-in capital	$44,632,000
Accumulated deficit	(3,155,698)
NET ASSETS	$41,476,302

NET ASSET VALUE:
Net Assets	$41,476,302
Common shares outstanding	44,351
Net Asset Value Per Share (“NAV”)	$935.18

(a)

Deferred subscriptions relate to cash received from prospective investors of which $495,000 has been returned to the prospective investors and $1,170,000 will be used to issue shares during the next closing.

See accompanying notes to financial statements.

CROWDSTREET REIT I, INC. STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2023 (Unaudited)
INVESTMENT INCOME
Interest	$410,639
TOTAL INVESTMENT INCOME	410,639

EXPENSES
Management fees	361,671
Investor service fees	120,557
Audit fees	87,380
Legal fees	79,500
Administration and fund accounting fees	51,699
Directors’ fees	25,000
Compliance service fees	20,455
Custodian fees	10,000
Tax services fees	27,104
Other expenses	50,112
TOTAL EXPENSES	833,478
NET EXPENSES	833,478

NET INVESTMENT LOSS	(422,839)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net change in unrealized depreciation on investments	(2,183,000)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,183,000)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,605,839)

See accompanying notes to financial statements.

CROWDSTREET REIT I, INC. STATEMENTS OF CHANGES IN NET ASSETS
	For the Six Months Ended June 30, 2023 (Unaudited)	For the Period Ended December 31, 2022 (a)
FROM OPERATIONS:
Net investment loss	$(422,839)	$(549,859)
Net change in unrealized depreciation on investments	(2,183,000)	—
Net decrease in net assets resulting from operations	(2,605,839)	(549,859)

CAPITAL TRANSACTIONS:
Proceeds from sales of shares	$4,117,000	$40,515,000
Net increase in net assets resulting from capital activity	4,117,000	40,515,000

TOTAL INCREASE IN NET ASSETS	1,511,161	39,965,141

NET ASSETS
Beginning of period	39,965,141	—
End of period	$41,476,302	$39,965,141

CAPITAL SHARE ACTIVITY
Shares outstanding, beginning of period	40,341	—
Proceeds from sales of shares	4,010	40,341
Shares outstanding, end of period	44,351	40,341

(a)	Represents the period from the commencement of operations (April 22, 2022) through December 31, 2022.
See accompanying notes to financial statements.

CROWDSTREET REIT I, INC. STATEMENT OF CASH FLOWS For the Six Months Ended June 30, 2023 (Unaudited)
Cash flows from operating activities
Net decrease in net assets resulting from operations	$(2,605,839)
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchase of investments	(10,750,000)
Net change in unrealized (appreciation)/depreciation on investments	2,183,000
(Increase)/Decrease in Assets:
Decrease in interest receivable	7,200
Increase escrow deposit for investment	(2,500,000)
Increase/(Decrease) in Liabilities:
Increase in deferred subscriptions	1,590,000
Increase in accrued management fees	361,671
Increase in accrued investor servicing fees	120,557
Increase in payable to Directors	25,000
Increase to other accrued expenses	326,115
Net cash used in operating activities	$(11,242,296)

Cash flows from financing activities
Proceeds from capital shares sold	4,117,000
Net cash provided by financing activities	$4,117,000

Net change in cash	(7,125,296)
Beginning of period	19,910,725
End of period	$12,785,429

See accompanying notes to financial statements.

CROWDSTREET REIT I, INC. FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout the Period
	For the Six Months Ended June 30, 2023 (Unaudited)		For the Period Ended December 31, 2022(a)
Net asset value at beginning of period	$990.67		$1,000.00

Income (loss) from investment operations:
Net investment loss (b)	(9.97)		(9.33)
Net realized and unrealized gains on investments	(45.52)		—
Total from investment operations	(55.49)		(9.33)

Net asset value at end of period	$935.18		$990.67

Total return (c)	(5.60	%)(d)	(0.93	%)(d)

Net assets at end of period (000’s)	$41,476		$39,965

Ratios/supplementary data:
Ratio of total expenses to average net assets	4.05	%(e)	3.76	%(e)
Ratio of net investment income (loss) to average net assets	(2.05	%)(e)	(2.48	%)(e)
Portfolio turnover rate	0	%(d)	0	%(d)

(a)	Represents the period from the commencement of operations (April 22, 2022) through December 31, 2022.
(b)	Based on average shares outstanding.
(c)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions.

(d)	Not annualized.
(e)	Annualized.
See accompanying notes to financial statements.

CROWDSTREET REIT I, INC.
NOTES TO FINANCIAL STATEMENTS
June 30, 2023 (Unaudited)

1. Organization

CrowdStreet REIT I, Inc. (the “Fund”) was organized as a Delaware corporation that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund intends to elect to be taxed as a real estate investment trust (a “REIT”) under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund’s primary investment objective is generating capital appreciation with a secondary objective of generating income to provide investors with attractive risk-adjusted returns available from investing in the equity of private real estate projects. The Fund commenced operations on April 22, 2022.

The investment adviser of the Fund is CrowdStreet Advisors, LLC, an investment adviser registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended and a Delaware limited liability company (the “Investment Manager”). The Investment Manager is a wholly owned subsidiary of CrowdStreet, Inc. (“CrowdStreet”). Subject to the supervision of the Board of Directors of the Fund (the “Board”), the Investment Manager is responsible for directing the management of the Fund’s business and day-to-day affairs and implementing the Fund’s investment strategy.

The Fund is a specialized investment vehicle that incorporates features of both a private investment fund that is not registered under the Investment Company Act and a closed-end investment company that is registered under the Investment Company Act. Private investment funds (such as private equity limited partnership funds) are collective asset pools that typically offer their securities privately, without registering them under the Securities Act of 1933, as amended (the “Securities Act”). Registered closed-end investment companies, such as the Fund, are typically managed more conservatively than private investment funds because of the requirements and restrictions imposed on them by the Investment Company Act. By combining certain features from non-registered and registered funds, the Investment Manager believes it can offer “accredited investors”, within the meaning of Regulation D under the Securities Act, access to the long-term investment return benefits of private equity real estate opportunities at a much lower investment minimum and with the convenience of Form 1099-DIV tax reporting.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies.

Basis of Presentation and Use of Estimates – The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”)Topic 946, Financial Services – Investment Companies.

CROWDSTREET REIT I, INC. NOTES TO FINANCIAL STATEMENTS (Continued)

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the period. The estimates and assumptions underlying these financial statements are based on information available as of June 30, 2023, including judgments about the financial market and economic conditions which may change over time. Actual results could differ from those estimates and those differences could be material.

Cash and Cash Equivalents – Cash and cash equivalents may consist of money market funds, demand deposits and highly liquid investments with original maturities of three months or less and are held at cost which approximates fair value. The Fund may invest its cash in institutional money market funds, which are stated at fair value. Cash equivalents are classified as Level 1 assets and included on the Fund’s Schedule of Investments. The Fund’s uninvested cash is held in bank accounts at high-quality financial institutions, and at times, cash held in bank accounts may exceed the Federal Deposit Insurance Corporation (“FDIC”) insured limit.

Valuation Oversight – The Board has approved procedures pursuant to which the Fund values its Portfolio Investments, and it has designated to the Investment Manager the general responsibility for determining the value of such investments. Generally, portfolio securities and other assets for which market quotations are readily available are valued at market value, which is ordinarily determined based on official closing prices or the last reported sales prices. If market quotations are not readily available or are deemed unreliable, the Fund will use the fair value of the securities or other assets as determined by the Investment Manager in good faith, taking into consideration all available information and other factors that the Investment Manager deems pertinent, in each case subject to the overall supervision and responsibility of the Board.

Such determinations may be made based on data and valuations obtained from independent third-party valuation agents, pricing services or other third-party sources (“Pricing Services”). The Investment Manager is responsible for ensuring that any Pricing Service engaged to provide data and valuations discharges its responsibilities in accordance with the Fund’s valuation procedures and will periodically receive and review such information about the valuation of the Fund’s securities or other assets as it deems necessary to exercise its oversight responsibility.

Rule 2a-5 under the 1940 Act was adopted by the SEC and establishes requirements for determining fair value in good faith for purposes of the 1940 Act. The Fund adopted Rule 2a-5 in September 2022 and determined that there was no material impact to the Fund from the adoption of Rule 2a-5.

CROWDSTREET REIT I, INC. NOTES TO FINANCIAL STATEMENTS (Continued)

Valuation of Securities – The Fund calculates the net asset value (“NAV”) as of the close of business on each calendar quarter. The Fund’s NAV per share is calculated by dividing the value of the Fund’s total assets (including interest and dividends accrued, but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

In calculating NAV, the Fund applies FASB ASC Topic 820, Fair Value Measurement, as amended, which established a framework for measuring fair value in accordance with U.S. GAAP and required disclosures of fair market value measurement. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

The Fund determines the fair value of investments and categorizes the assets or liabilities for which fair value is being measured and reported in accordance with the fair value hierarchy. The fair value hierarchy requires an entity to maximize the use of observable inputs and includes the following three levels based on the objectivity of inputs that were used by the Fund:

●	Level 1 – Quoted prices in active markets for identical assets

●

Level 2 – Other significant observable inputs (e.g., quoted prices of similar securities in active markets, quoted prices for similar items in markets that are not active, inputs other than quoted prices that are observable such as interest rates, occupancy rates, rental rates)

●

Level 3 – Valuations generated from model-based techniques that use inputs that are significant, unobservable in the market, or observable for similar items in the market that are not active. The inputs reflect estimates that market participants would use in pricing the asset (e.g., occupancy rates, rental rates, market capitalization rates, indices for similar sales, inflation rates).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The determination of what constitutes “observable” requires significant judgment by the Investment Manager. The Investment Manager considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, or provided by multiple independent sources that are actively involved in the relevant market.

All the Fund’s investments have been classified within Level 3 as they trade infrequently or not at all and use unobservable inputs to estimate fair value. When observable prices are not available for these securities, the Investment Manager uses one or more valuation techniques (e.g., the market approach, the income approach, or the asset approach) for which sufficient and reliable data is available. Within Level 3, the use of the market

CROWDSTREET REIT I, INC. NOTES TO FINANCIAL STATEMENTS (Continued)

approach generally consists of using comparable market transactions with adjustments made for dissimilarities between properties, while the use of the income approach generally consists of the net present value of estimated future cash flows plus a reversion (presumed sale), adjusted as appropriate for liquidity, credit, market and/or other risk factors. The income approach may also include the direct capitalization method, which estimates a stabilized net operating income and applies a capitalization rate to estimate fair value. The asset approach estimates the replacement cost of the building less physical depreciation, plus the land value. Generally, this approach provides a check on the value derived using the income approach. The terminal cap rate, direct capitalization rate, growth rate, and discount rate are some of the significant inputs to these valuations. These rates are based on the location, type, and nature of each property, and current and anticipated market conditions.

The selection of appropriate valuation techniques may be affected by the availability of relevant inputs as well as the relative reliability of the inputs. In some cases, one valuation technique may provide the best indication of fair value while in other circumstances, multiple valuation techniques may be appropriate. The results of the application of the various techniques may not be equally representative of fair value, due to factors such as assumptions made in the valuation. In some situations, the Investment Manager may determine it appropriate to evaluate and weigh the results, as appropriate, to develop a range of possible values, with the fair value based on the Investment Manager’s assessment of the most representative point within the range.

The fair value measurement of Level 3 investments does not include transaction costs that may have been capitalized as part of the security’s cost basis. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds investment may differ significantly from the values that would have been used had a readily available market value existed for such investments, and the differences could be material.

The following is a summary of the inputs used to value the Fund’s investments, by security type, as of June 30, 2023:

Investments in Securities	Level 1	Level 2	Level 3	Total
Private Real Estate Investments	$—	$—	$29,467,000	$29,467,000
Total	$—	$—	$29,467,000	$29,467,000

CROWDSTREET REIT I, INC. NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a roll-forward of the activity in investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

Private Real Estate Investments
Beginning Balance December 31, 2022	$20,900,000
Transfers into Level 3 during the period	—
Transfers out of Level 3 during the period	—
Purchases or Conversions	10,750,000
Sales or Distributions	—
Net realized gain(loss)	—
Change in net unrealized Appreciation (Depreciation)	(2,183,000)
Ending Balance June 30, 2023	$29,467,000

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of June 30, 2023:

Type of Level 3 Investment	Fair Value as of June 30, 2023	Valuation Technique	Unobservable Inputs	Discount Rate/Price	Impact to Valuation from an Increase in Input
Private Real Estate Investments
Brixton Atlee TIC, LP	$2,500,000	Market	Transaction Price	Not applicable	Not applicable
CS Dalan Investors, LLC	2,500,000	Market	Transaction Price	Not applicable	Not applicable
Kernan Partners, LLC	4,967,000	Market	Index/Cap Rate	-7.7% index; 5.05% cap rate	Decrease
KV Aventura Holdings, LLC	2,000,000	Market	Transaction Price	Not applicable	Not applicable
Locale Investor, LLC	2,000,000	Market	Transaction Price	Not applicable	Not applicable
915 Division CrowdStreet Investors, LLC	5,400,000	Market	Transaction Price	Not applicable	Not applicable
North Park Titleholder, LLC	4,100,000	Market	Transaction Price	Not applicable	Not applicable
HIP CS Investors, LLC	4,000,000	Market	Transaction Price	Not applicable	Not applicable
Rhino MT Andover, LLC	2,000,000	Market	Transaction Price	Not applicable	Not applicable
ONH AFS CS Investors, LLC*	—	Market	Bankruptcy Filing	Not applicable	Not applicable
Total Level 3 Investments	$29,467,000

*

During July 2023, ONH AFS CS Investors, LLC filed for Chapter 11 bankruptcy in Delaware. The Investment Manager determined that a value of zero is reasonable as the bankruptcy is too early in the process to determine any recovery amounts.

Organizational and Offering Costs – The Investment Manager paid $419,000 of expenses relating to the Fund’s organization and offering, including but not limited to legal fees and regulatory filing fees (“Organizational Expenses”). The Fund will become liable for

CROWDSTREET REIT I, INC. NOTES TO FINANCIAL STATEMENTS (Continued)

$250,000 of the Organizational Expenses, if and when, the Fund accepts $60 million in subscription amounts, and the remainder if and when the Fund accepts $100 million in Subscription Amounts. Organization costs will be expensed when incurred by the Fund. Offering costs will be accounted for as a deferred charge once incurred by the Fund and will be amortized over twelve months on a straight-line basis from the Fund’s commencement of operations.

Investment Income and Securities Transactions – Real estate investment acquisitions, sales and dispositions are recorded as of the date of the closing. Distributions from real estate equity investments are recognized as income when earned to the extent such amounts are paid from earnings and profits of the underlying investee. Interest income is recognized when earned.

Distributions to Shareholders – The Fund intends to make distributions necessary to qualify as a REIT and expects to declare and make distributions on a quarterly basis, or more or less frequently as determined by the Board, in arrears. Any distribution the Fund makes will be at the discretion of the Board, and will be based on, among other factors, the Fund’s present and reasonably projected future cash flow. The Fund expects that the Board will set the rate of distributions at a level that will ensure compliance with the Code, and the amount of distributions may vary over time. Distributions to shareholders of the Fund will be recorded on the ex-dividend date.

Income Tax – The Fund elected to be taxed as a REIT under the Code, and intends to operate as such, commencing with the taxable year ending December 31, 2022. While REITs are subject to Federal income taxes, they are allowed a deduction for ordinary and capital gains dividends paid, generally resulting in the elimination of all or substantially all income tax at the entity level. Additionally, most states follow the rules related to REITs as contained within the Code. This generally results in no state income taxes being paid by the Fund; however, due to the number of states in which the Fund holds, either directly or indirectly, interests in real estate, it is likely that some measure of the Fund’s operating and/or sale income will be taxed at the state level. To maintain qualification under the Code as a REIT, the Fund must distribute at least 90% of its taxable ordinary income to its shareholders and meet certain other requirements related to organization, management, assets, liabilities, and operations. Additionally, the Fund may choose to pass through any capital gains realized to its shareholders by distributing cash proceeds representative of the net capital gains. The Fund is permitted to deduct both ordinary and capital gain dividends paid to its shareholders, generally eliminating REIT-level Federal taxation of income represented by such dividends paid to the shareholders. REITs are subject to several organizational and operational requirements. If the Fund fails to qualify as a REIT in any taxable year, it will be subject to federal and state income tax on its taxable income at regular corporate rates. In addition to income taxes, the Fund may also be subject to certain state, local, and franchise taxes. Under certain circumstances, Federal income and excise taxes may be due on the Fund’s undistributed taxable income.

CROWDSTREET REIT I, INC. NOTES TO FINANCIAL STATEMENTS (Continued)

Certain of the Fund’s investments may be held through Single-Member Limited Liability Companies (“SMLLCs”) that have been formed by the respective single member to facilitate the ownership of particular investments. Under the default “check-the-box” rules established by the Code, SMLLCs are disregarded as separate entities and therefore all items of income, deduction, loss, credit, asset, and liability from the SMLLC are reported directly on the Federal income tax return of the single member. Certain states have not adopted the check-the-box rules and therefore, do not respect the disregarded nature of SMLLC entities. In these cases, the SMLLC entity must file either income or franchise tax returns and, in some cases, may be liable for income or franchise taxes at the entity level.

Management evaluates the uncertainties of tax positions taken or expected to be taken based on the probability of whether it is more likely than not that the positions will be sustained upon audit based on technical merit for open tax years. Management believes it has no uncertain tax positions to be accrued or disclosed.

Issuance of Shares – The Fund is conducting a private offering to sell common shares only to individuals and entities qualifying as “accredited investors” within the meaning of Regulation D under the Securities Act. The Fund’s shares will not be registered with the SEC or listed on an exchange. The Fund’s shares are designed for long-term investors. The Fund is seeking to raise up to approximately $200 million of subscription amounts from prospective investors; provided that, the Investment Manager may accept a greater or lesser than $200 million in its sole discretion. The Fund is offering shares at the initial closing at $1,000.00 per share, and thereafter each share is offered at $1,000.00 plus a “make-up” amount calculated by applying an annualized rate of 3.0% to such investor’s subscription amount applied over the period since April 22, 2022.

3. Investment Management Fee and Other Related Party Transactions

Under the terms of the Investment Management Agreement between the Fund and the Investment Manager, the Investment Manager manages the Fund’s investments subject to oversight by the Board. The Fund pays to the Investment Manager an annual Management Fee, quarterly in arrears. The Management Fee will be equal to an annual rate of 1.50% of the Fund’s NAV; provided that to the extent the Fund accepts subscriptions from investors after April 22, 2022, the Fund will pay to the Investment Manager the Management Fee that would have been paid had such investors subscribed at April 22, 2022.

The Fund will pay a fee to the Investment Manager for administrative services (the “Investor Servicing Fee”) at an annual rate of 0.50% of the NAV; provided that to the extent the Fund accepts subscriptions from investors after April 22, 2022, the Fund will pay to the Investment Manager the Investor Servicing Fee that would have been paid had such investors subscribed at April 22, 2022. The Investor Servicing Fee may be used by the Investment Manager to pay placement agent fees, commissions or other brokerage fees relating to the offering and sale of shares. The Investor Servicing Fee will be charged quarterly in arrears.

CROWDSTREET REIT I, INC. NOTES TO FINANCIAL STATEMENTS (Continued)

The Investment Management Agreement provides that the Investment Manager will waive its Management Fee and/or pay or reimburse the Fund for Annual Expenses (as defined below) more than 1.00% per annum of the Fund’s average quarterly NAV (“Operating Expense Limit”). Annual Expenses are the ordinary annual operating expenses of the Fund, including, without limitation, third-party fees and expenses for accounting, administration, valuation, tax compliance, custody, banking, brokerage, depository, insurance premiums, reporting, Investor meetings, and preparation of tax returns and determinations, but excluding fees and expenses for legal, audit, taxes, indemnifications, litigations, interest, Management Fees, Investor Servicing Fees and Board fees, extraordinary or non-routine matters, and Organizational Expenses. If the Fund’s Annual Expenses are below the Operating Expense Limit in any fiscal year, the Investment Manager may be entitled to be reimbursed in whole or in part for fees or expenses waived or reduced by the Investment Manager during the prior three year-period pursuant to the Operating Expense Limit. During the six months ended June 30, 2023, no expenses were waived and or reimbursed by the Investment Manager.

4. Concentration of Risk

Investing in the Fund involves risks, including, but not limited to, those set forth below. The risks described below are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. For a more complete discussion of the risks of investing in the Fund, see the section entitled “Risk Factors and Certain Conflicts of Interest” in the Fund’s Registration Statement filed on April 21, 2022 and the Fund’s other filings with the SEC.

Non-Diversification Risk: As a “non-diversified” fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. Therefore, the Fund may be more susceptible than a diversified fund to being adversely affected by events impacting a single borrower, geographic location, security, or investment type.

Investment and Market Risk: An investment in the Fund is subject to investment risk, including the possible loss of the entire amount that a shareholder invests. The value of the Fund’s investments may move up or down, sometimes rapidly and unpredictably. At any point in time, shares may be worth less than the original investment, even after considering the reinvestment of Fund dividends and distributions. Global economic, political and market conditions and economic uncertainty may adversely affect the Fund’s business, results of operations and financial condition.

Risks Related to the Commercial Real Estate Market: The Fund will concentrate its investments in commercial real estate, its portfolio will be significantly impacted by the performance of the commercial real estate market and may experience more volatility and be exposed to greater risk than a diversified portfolio.

CROWDSTREET REIT I, INC. NOTES TO FINANCIAL STATEMENTS (Continued)

Risks Related to the Fund’s Tax Status as a REIT: The Fund intends to elect to be taxed as and to qualify for treatment each year as a REIT under the Code. However, qualification as a REIT for tax purposes involves the application of highly technical and complex Code provisions for which only a limited number of judicial or administrative interpretations exist. Notwithstanding the availability of cure provisions in the Code, various compliance requirements could be failed and could jeopardize the Fund’s REIT tax status. Failure to qualify for taxation as a REIT would cause the Fund to be taxed as a regular corporation, which would substantially reduce funds available for distributions to Shareholders. In addition, complying with the requirements to maintain its REIT tax status may cause the Fund to forego otherwise attractive opportunities or to liquidate otherwise attractive investments, adversely affect the Fund’s liquidity and force the Fund to borrow funds during unfavorable market conditions, and/or limit the Fund’s ability to hedge effectively and cause the Fund to incur tax liabilities.

5. Tax Basis Information

As of December 31, 2022, the Fund’s most recent tax year end, the tax basis of distributable earnings (accumulated deficit) were as follows:

Undistributed ordinary income (loss)	$(549,859)
Other book tax temporary differences	11,680
Total Accumulated Deficit	$(538,179)

6. Subsequent Events

In connection with the preparation of the accompanying financial statements, the Fund has evaluated events and transactions occurring through the issuance of these financial statements. Based upon this evaluation, management has determined there were no additional items requiring adjustment of the financial statements or additional disclosure.

CROWDSTREET REIT I, INC.
ADDITIONAL INFORMATION (Unaudited)

1. Disclosure of Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports will be available (1) without charge, upon request, by calling (971) 803-3110, (2) on the Fund’s website at www.funds@crowdstreet.com and (3) on the SEC’s website at http://www.sec.gov.

2. Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and, once available, information regarding how the Fund voted those proxies (if any) during the most recent twelve month period ended June 30, is available (1) without charge, upon request, by calling (971) 803-3110, (2) on the Fund’s website at www.funds@crowdstreet.com and (3) on the SEC’s website at http://www.sec.gov. During the period ended December 31, 2022, the Fund did not have any investments that required the Fund to vote proxies, and therefore did not vote any proxies during such period.

3. Compensation of Directors

Each Director who is not an “interested person” of the Fund (i.e., an “Independent Director”) receives an annual retainer of $25,000 plus reimbursement of related expenses in connection with his or her service on the Board of the Fund, as such amount may be updated by the Board. The Fund’s Statement of Additional Information includes additional information about the Directors and is available (1) without charge, upon request, by calling (971) 803-3110, (2) on the Fund’s website at www.funds@crowdstreet.com and (3) on the SEC’s website at http://www.sec.gov.

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(b) Not applicable

Item 2. Code of Ethics.

Not applicable - disclosed with annual report.

Item 3. Audit Committee Financial Expert.

Not applicable - disclosed with annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable - disclosed with annual report.

Item 5. Audit Committee of Listed Companies.

Not applicable - disclosed with annual report.

Item 6. Schedule of Investments.

(a)	Schedule filed with Item 1.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable - disclosed with annual report.

Item 8. Portfolio Managers of Closed-End Investment Companies.

(a)	Not applicable - disclosed with annual report.

(b)	As of this reporting period end there have been no changes to any of the Portfolio Managers since the registrant’s previous from N-CSR filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

As of the date of this filing, there have been no material changes in the procedures by which shareholders may recommend nominees to the Board of Directors.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certification required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CrowdStreet REIT I, Inc.

By:	/s/ Sheldon Chang
Sheldon Chang, President

Date:	8/31/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Sheldon Chang
Sheldon Chang, President

Date:	8/31/2023

By:	/s/ Thomas McDonald
Thomas McDonald, Treasurer

Date:	8/31/2023